SUBSEQUENT EVENTS (Details) (Repurchase of debt, Non-recourse funding obligations, USD $) In Millions, unless otherwise specified	1 Months Ended
Jan. 31, 2012
Repurchase of debt | Non-recourse funding obligations
SUBSEQUENT EVENTS
Repurchase of outstanding non-recourse funding obligations	$ 110.8
Pre-tax gain on repurchase of debt	$ 35.5